Information About Components of Consolidated Statements of Financial Position (Tables)	12 Months Ended
Jun. 30, 2025
Information About Components of Consolidated Statements of Financial Position [Abstract]
Schedule of Cash and Cash Equivalents
	06/30/2025	06/30/2024
Cash at bank and on hand	767,919	27,210,070
Mutual funds	-	25,784,795
	767,919	52,994,865

Schedule of Other Financial Assets
	06/30/2025	06/30/2024
Current
Investments at fair value	19,722	2,191,286
Mutual funds	-	6,658,805
Other investments	8,234,539	5,817,516
	8,254,261	14,667,607

Non-current
Mutual funds	-	190,080
Investments at fair value	-	437
	-	190,517

Schedule of Trade Receivables
	06/30/2025	06/30/2024
Current
Trade debtors	4,519,487	205,490,518
Allowance for impairment of trade debtors (Note 7.16)	-	(7,050,280)
Shareholders and other related parties (Note 17)	-	37
Allowance for credit notes to be issued	-	(2,905,624)
Trade debtors - Joint ventures and associates (Note 13)	1,565,913	2,176,622
Deferred checks	-	11,295,922
	6,085,400	209,007,195

Schedule of Other Receivables
	06/30/2025	06/30/2024
Current
Taxes	382,957	5,475,685
Insurance to be accrued	11,835	1,595,319
Other receivables - Joint ventures and associates (Note 13)	10,547,409	12,162,870
Prepayments to suppliers	114	7,236,905
Shareholders and other related parties (Note 17)	2,313,179	47,348
Government grants receivable	-	608
Prepaid expenses and other receivables	33,448	3,736,808
Loans receivables	-	1,800,572
Miscellaneous	560,222	2,601,268
	13,849,164	34,657,383

Non-current
Taxes	-	752,045
Other receivables	-	230,000
Reimbursements over exports	-	1,461,042
Other receivables - Joint ventures and associates (Note 13)	664,493	25,423,142
Miscellaneous	-	20,805
	664,493	27,887,034

Schedule of Inventories
	06/30/2025	06/30/2024

Seeds	551,290	5,967,231
Resale products	-	53,788,333
Manufactured products	994,360	26,081,250
Goods in transit	-	5,618,540
Supplies	-	22,546,093
Agricultural products	689,832	15,015,884
Allowance for obsolescence (Note 7.16)	-	(3,087,563)
	2,235,482	125,929,768

Net of agricultural products	1,545,650	110,913,884

Schedule of Changes in Biological Assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	-	-	220,682	73,452	-	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Loss of control	(1,276,694)	(1,101,686)	-	-	-	(2,378,380)
Year ended June 30, 2025	-	-	-	-	-	-

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	-	-	87,785	59,057	-	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	(32,674)	231,526	106,605	996	(45,746)
Costs incurred during the year	1,423,732	792,235	220,679	73,452	137,680	2,647,778
Decrease due to harvest/disposals	(1,071,533)	(759,561)	(319,308)	(165,662)	(138,676)	(2,454,740)
Year ended June 30, 2024	-	-	220,682	73,452	-	294,134

Schedule of Property, Plant and Equipment

Property, plant and equipment as of June 30, 2025 and 2024, included the following:

Class	Net carrying amount 06/30/2024	Additions	Reclassification within PPE	Disposals	Depreciation of the year	Foreign currency translation	Loss of control	Business combination	Net carrying amount 06/30/2025
Office equipment	503,950	39,611	-	(4,791)	(82,495)	3,947	(449,942)	-	10,280
Vehicles	2,192,627	35,915	-	(17,239)	(882,264)	1,023	(1,330,062)	-	-
Equipment and computer software	528,816	75,297	-	(323)	(273,912)	16,012	(331,763)	-	14,127
Fixtures and fittings	2,805,076	9,084	225,338	(6,789)	(860,822)	6,350	(2,178,237)	-	-
Machinery and equipment	16,722,642	563,352	122,653	(143,947)	(2,895,031)	81,204	(14,449,423)	-	1,450
Land and buildings	39,745,067	-	348,085	-	(1,021,176)	71,315	(39,143,291)	982,939	982,939
Buildings in progress	12,114,256	5,264,663	(696,076)	-	-	9,753	(16,692,596)	2,336,374	2,336,374
Total	74,612,434	5,987,922	-	(173,089)	(6,015,700)	189,604	(74,575,314)	3,319,313	3,345,170
Class	Net carrying amount 06/30/2023	Additions	Reclassification from Investment properties	Disposals	Depreciation of the year	Foreign currency translation	Loss of control	Net carrying amount 06/30/2024
Research instruments	66,131	-	-	-	-	-	(66,131)	-
Office equipment	360,575	238,679	-	-	(81,507)	(13,324)	(473)	503,950
Vehicles	2,053,263	1,077,988	-	(1,677)	(908,040)	(775)	(28,132)	2,192,627
Equipment and computer software	198,364	725,706	-	(8,184)	(354,379)	(27,650)	(5,041)	528,816
Fixtures and fittings	2,925,032	731,699	-	6,295	(812,810)	(1,663)	(43,477)	2,805,076
Machinery and equipment	14,586,768	5,460,655	-	(154,492)	(2,661,097)	(409,769)	(99,423)	16,722,642
Land and buildings	36,211,957	1,835,054	3,222,044	53,217	(982,165)	(595,040)	-	39,745,067
Buildings in progress	11,757,249	683,406	-	(106,421)	-	(207,757)	(12,221)	12,114,256
Total	68,159,339	10,753,187	3,222,044	(211,262)	(5,799,998)	(1,255,978)	(254,898)	74,612,434

Schedule of Carrying Amounts that Would Have Been Recognized	The following are the carrying amounts that would have been recognized if land and building were stated at cost.
Value at cost
Class of property	06/30/2024
Land and buildings	27,876,636

Schedule of Intangible Assets

Intangible assets as of June 30, 2025 and 2024 included the following:

Class	Net carrying amount 06/30/2024	Additions	Loss of control) (*)	Additions from business combinations (**)	Transfers/ Disposals	Amortization of the year	Foreign currency translation	Net carrying amount 06/30/2025
Seed and integrated products
Alfalfa Genuity Har Xstra	438,029	-	-	-	-	-	(21,172)	416,857
HB4 soy and breeding program	35,574,369	3,164,283	(36,464,169)	-	-	(2,274,483)	-	-
Integrated seed products	2,681,826	-	(2,526,410)	-	-	(194,339)	38,923	-
Crop nutrition
Microbiological products	41,187,249	286,665	(43,570,818)	-	3,605,198	(1,511,420)	3,126	-
Microbiological products in progress	10,452,861	5,163,500	(11,909,700)	-	(3,706,661)	-	-	-
Other intangible assets
Trademarks and patents	51,316,860	158,557	(47,394,664)	-	-	(4,080,753)	-	-
Trademarks and patents with indefinite useful life	10,045,294	-	(10,045,294)	-	-	-	-	-
Software	1,119,494	16,222	(605,341)	-	146,839	(723,312)	46,098	-
Software in progress	580,728	176,064	(609,953)	-	(146,839)	-	-	-
Customer loyalty	18,934,570	-	(17,565,911)	-	-	(1,368,659)	-	-
RG/RS/OX Wheat	5,000,000	6,528,899	(10,480,817)	-	-	(1,048,082)	-	-
Sustainable agricultural equipment technology	-	-	-	10,719,710	-	-	-	10,719,710
Fungal Biomass	-	-	-	10,775,940	-	-	-	10,775,940
Piggysooy	-	-	-	16,813,781	-	-	-	16,813,781
Safflower GLA	-	-	-	27,857,339	-	-	-	27,857,339
Safflower Chimosin 2.0	-	-	-	2,600,554				2,600,554
Other intangibles	-	-	-	6,074,609	-	-	-	6,074,609
Total	177,331,280	15,494,190	(181,173,077)	74,841,933	(101,463)	(11,201,048)	66,975	75,258,790

(*)	Correspond to the loss of control of BIOX.

(**)	Correspond to The Bioceres Group Business Combination Agreement.

Class	Net carrying amount 06/30/2023	Additions	Additions from business combinations/ (loss of control)(*)	Transfers/ Disposals	Amortization of the year	Foreign currency translation	Net carrying amount 06/30/2024
Seed and integrated products
Alfalfa Genuity Har Xstra	419,061	-	-	-	-	18,968	438,029
Bacillus-PHAs	1,089,536	-	(1,089,536)	-	-	-	-
HB4 soy and breeding program	31,679,114	5,987,247	-	-	(2,091,992)	-	35,574,369
Integrated seed products	2,841,008	-	-	-	(191,559)	32,377	2,681,826
Crop nutrition
Microbiological products	37,295,460	-	-	7,610,115	(3,718,326)	-	41,187,249
Microbiological products in progress	12,213,341	5,869,084	-	(7,610,115)	-	(19,449)	10,452,861
Other intangible assets
Trademarks and patents	51,933,444	44,073	-	-	(670,514)	9,857	51,316,860
Trademarks and patents with indefinite useful life	7,827,309	-	2,217,985	-	-	-	10,045,294
Software	1,638,752	585,313	-	276,128	(1,369,379)	(11,320)	1,119,494
Software in progress	349,171	507,685	-	(276,128)	-	-	580,728
Customer loyalty	23,006,023	-	-	-	(4,071,453)	-	18,934,570
RG/RS/OX Wheat	5,000,000	-	-	-	-	-	5,000,000
Total	175,292,219	12,993,402	1,128,449	-	(12,113,223)	30,433	177,331,280

(*)	USD 1,089,768 correspond to the loss of control of Inmet S.A.

Schedule of Intangible Assets and Liabilities Assumed	All key assumptions values reflect past experience or, if appropriate, are consistent with external sources of information.
Key assumption	Management’s approach
Discount rate

The discount rate applied was either 16.39% or 11.56%, depending on the target market.

The weighted average cost of capital (WACC) was estimated using the market capital structure plus 2% of risk premium which reflect the higher risk associated with intangible assets.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices and royalties estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

The key assumptions utilized are the following:
Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 14.11% for Rizobacter UGE and for Bioceres Crops UGE, and 9.28% for Pro Farm UGE due to the target market.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices (Rizobacter CGU and Pro Farm CGU) and royalties (Bioceres Crops CGU) estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Terminal value	Rizobacter CGU and Bioceres Crops CGU: The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. Pro Farm CGU: EBITDA multiple (10x)

Schedule of Goodwill
	06/30/2025	06/30/2024
Rizobacter Argentina S.A.	-	28,080,271
Bioceres Crops S.A.	-	7,523,322
Insumos Agroquímicos S.A.	-	470,090
Pro Farm Group	-	76,089,749
	-	112,163,432

Schedule of Investment Properties
	06/30/2025	06/30/2024
Investment properties	-	560,783
	-	560,783

Schedule of Trade and Other Payables
	06/30/2025	06/30/2024
Current
Trade creditors	6,490,684	108,922,112
Shareholders and other related parties (Note 17)	-	37,985
Trade creditors - Joint ventures and associates (Note 13)	620,034	52,778,206
Taxes	12,647	5,877,930
Miscellaneous	200,568	1,321,303
	7,323,933	168,937,536

Schedule of Borrowings
	06/30/2025	06/30/2024
Current
Bank borrowings	33,383	94,711,273
Corporate bonds	-	42,035,925
Net loans payables- Joint ventures and associates (Note 13)	10,303,098	1,860,058
Convertible preference shares (Note 17)	15,739,726	-
Financial borrowings	201,077,800	95,903,495
	227,154,007	234,510,751

Non-current
Bank borrowings	1,348,173	17,033,059
Corporate bonds	-	25,071,823
Financial borrowings	-	85,143,423
	1,348,173	127,248,305

Schedule of Borrowings, Carrying Amount	The creditor conducted a public auction for 3,062,500 pledged BIOX shares, pursuant to the New York Uniform Commercial Code. Management has responded to the creditor, reserving all rights, remedies, and defenses. As of the date of this report, the current debt amounts to $58.0 million.
	06/30/2025		06/30/2024
	Amortized Cost	Fair value	Amortized Cost	Fair value
Current
Bank borrowings	33,383	33,383	94,711,273	93,301,194
Corporate bonds	-	-	42,035,925	41,492,963
Convertible preference shares	15,739,726	14,179,927	-	-
Financial borrowings	211,380,898	205,082,929	95,903,495	95,480,681

Non current
Bank borrowings	1,348,173	1,348,173	17,033,059	12,206,794
Corporate bonds	-	-	25,071,823	23,845,583
Convertible notes	18,260,456	18,260,456	-	-
Financial borrowings	-	-	85,143,423	81,120,125

Schedule of Convertible Notes
Convertible notes	06/30/2025	06/30/2024
Non-current
Convertible notes	18,260,456	80,809,686
	18,260,456	80,809,686

Schedule of Employee Benefits and Social Security
	06/30/2025	06/30/2024
Current
Salaries, accrued incentives, vacations and social security	202,014	7,280,129
Key management personnel (Note 18)	41,620	226,702
	243,634	7,506,831

Schedule of Deferred Revenue and Advances from Customers
	06/30/2025	06/30/2024
Current
Advances from customers	1,260	3,335,740
Deferred revenue	-	589,061
	1,260	3,924,801
Non current
Advances from customers	-	52,511
Deferred revenue	-	1,872,627
	-	1,925,138

Schedule of Changes in Allowances and Provisions
Item	06/30/2024	Additions	Uses and reversals	Currency conversion difference	Loss of control	06/30/2025
DEDUCTED FROM ASSETS
Allowance for impairment of trade debtors	7,050,280	7,123,716	-	(50,533)	(14,123,463)	-
Allowance for obsolescence	3,087,563	1,547,723	(1,158,036)	29,204	(3,506,454)	-
Total deducted from assets	10,137,843	8,671,439	(1,158,036)	(21,329)	(17,629,917)	-

INCLUDED IN LIABILITIES
Provisions for contingencies	17,484,715	336,919	(309,793)	(89,694)	(1,267,573)	16,154,574
Total included in liabilities	17,484,715	336,919	(309,793)	(89,694)	(1,267,573)	16,154,574
Total	27,622,558	9,008,358	(1,467,829)	(111,023)	(18,897,490)	16,154,574

Item	06/30/2023	Additions	Additions from business combination	Uses and reversals	Currency conversion difference	06/30/2024
DEDUCTED FROM ASSETS
Allowance for impairment of trade debtors	7,425,604	753,428	-	(777,558)	(351,194)	7,050,280
Allowance for obsolescence	2,492,499	586,515	-	(69,582)	78,131	3,087,563
Total deducted from assets	9,918,103	1,339,943	-	(847,140)	(273,063)	10,137,843

INCLUDED IN LIABILITIES
Provisions for contingencies	16,901,773	653,574	355,898	(393,073)	(33,457)	17,484,715
Total included in liabilities	16,901,773	653,574	355,898	(393,073)	(33,457)	17,484,715
Total	26,819,876	1,993,517	355,898	(1,240,213)	(306,520)	27,622,558

Schedule of Provisions
Provisions	06/30/2025	06/30/2024
Conditional payment Rizobacter SA	15,916,116	15,916,116
Provisions for contingencies	238,458	1,568,599
	16,154,574	17,484,715

Schedule of Government Grants
	06/30/2025	06/30/2024
At the beginning of the year	4,437	349,998
Loss of control (*)	-	(157,043)
Currency conversion difference	255	9,001
Released to the statement of profit or loss	(3,412)	(197,519)
At the end of the year	1,280	4,437

(*)	Correspond to the loss of control of Inmet S.A. in the year 2024

Schedule of Warrants
	06/30/2025	06/30/2024
At the beginning of the year	-	-
Additions for the year	1,030,000	-
Additions from business combination	181,093	-
At the end of the year	1,211,093	-